Accrued Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	478	￦	1,031	￦	916
Acquisition of Gravity Games Corp.		427		—		—
Provisions for severance benefits		234		586		96
Severance payments		(91)		(648)		(190)
Terminated but not yet paid		(17)		(53)		(139)

Balance at end of year	￦	1,031	￦	916	￦	683